Financial Results - Summary of Financial Income and Costs (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RESULTS.
Income from deposits and other financial instruments	$ 19,898,958	$ 3,259,801	$ 7,324,057
Interests charged to customers in energy accounts and billing	16,001,236	13,130,196	12,477,393
Financial income by Law No.21,185	7,455,121	4,802,376	15,328,829
Financial update of decommissioning provisions Bocamina I, II and Tarapac	1,197,149	4,720,818
Financial income by law No.21,340 and No.21,249	3,833,564
Other financial income	2,028,557	507,209	1,030,181
Total Financial Income	50,414,585	26,420,400	36,160,460
Bank loans	(11,590,144)	(2,727,697)	(7,151,030)
Bonds payable to the public not guaranteed	(92,414,063)	(85,990,347)	(84,268,247)
Lease obligations	(6,822,606)	(1,960,901)	(2,128,360)
Valuation of financial derivatives for cash flow hedging	(3,034,351)	(9,327,966)	(5,887,498)
Financial cost by Law No.21,185	(2,235,708)	(2,409,504)	(4,518,268)
Financial update of provisions	(11,338,594)	(3,048,796)	(4,115,292)
Post-employment benefit obligations	(3,072,155)	(1,818,983)	(2,146,386)
Debt formalization expenses and other associated expenses	(4,822,933)	(5,003,674)	(2,646,906)
Capitalized borrowing costs	83,292,276	61,513,684	33,109,819
Financial cost related companies	(72,780,613)	(42,066,043)	(35,079,947)
Assignment of rights and sale of accounts receivable to customers	(31,626,916)	(49,933,286)	(533,615)
Financial costs by law No.21,340 and No.21,249	(1,046,173)	(10,345,206)
Interest on overdue payments to suppliers	(11,412,536)	(852,435)
Trade agreements with customers	(5,090,971)	(13,313,725)
Interest taxes remitted abroad	(10,380,979)	(2,829,996)	(3,930,283)
Other financial costs	(9,241,567)	(3,928,241)	(8,112,758)
Financial Costs	(193,618,033)	(174,043,116)	(127,408,771)
Gains or losses from indexed assets and liabilities	5,862,890	5,897,520	2,085,768
Foreign currency exchange differences	18,401,453	(15,334,368)	(23,272,231)
Total Financial Costs	(169,353,690)	(183,479,964)	(148,595,234)
Total Financial Results	$ (118,939,105)	$ (157,059,564)	$ (112,434,774)